Leases - Additional Information (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($) ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule Of Operating And Finance Leased Assets Line Items
Area of land | ft²	30,000
Lease expiration date	Apr. 30, 2028
Operating lease, payments		$ 900,000	$ 1,100,000
Letter of Credit Member
Schedule Of Operating And Finance Leased Assets Line Items
Letter of credit	$ 1,500,000
Minimum
Schedule Of Operating And Finance Leased Assets Line Items
Lessee, operating lease, renewal term		3 years
Lessee, finance lease, renewal term		3 years
Maximum
Schedule Of Operating And Finance Leased Assets Line Items
Lessee, operating lease, renewal term		5 years
Lessee, finance lease, renewal term		5 years
Tenant improvement allowance	$ 1,000,000